Estimated Fair Values of Financial Instruments (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Housing loans in the banking business, Carrying amount	¥ 949,300	¥ 860,330
Total assets	15,333,720	14,211,033
Long-term debt including the current portion, Carrying amount	1,182,566	1,094,716
Total liabilities	12,546,464	11,536,032
Estimated fair value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Housing loans in the banking business, Estimated fair value	1,041,166	947,276
Total assets	1,041,166	947,276
Long-term debt including the current portion, Estimated fair value	1,315,539	1,221,174
Investment contracts included in policyholders' account in the life insurance business, Estimated fair value	480,012	363,634
Total liabilities	1,795,551	1,584,808
Carrying amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Housing loans in the banking business, Carrying amount	949,300	860,330
Total assets	949,300	860,330
Long-term debt including the current portion, Carrying amount	1,182,566	1,094,716
Investment contracts included in policyholders' account in the life insurance business, Carrying value	509,880	363,213
Total liabilities	1,692,446	1,457,929
Level 2 | Estimated fair value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Housing loans in the banking business, Estimated fair value	1,041,166	947,276
Total assets	1,041,166	947,276
Long-term debt including the current portion, Estimated fair value	1,315,539	1,221,174
Investment contracts included in policyholders' account in the life insurance business, Estimated fair value	480,012	363,634
Total liabilities	¥ 1,795,551	¥ 1,584,808